Financial instruments and risk management - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) - Interest rate risk R$ in Thousands	Sep. 30, 2026 BRL (R$)
Possible 25% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (96,572)
Possible 25% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(187,335)
Possible 25% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(279,225)
Possible 25% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(799)
Possible 25% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(220,659)
Remote 50% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(193,145)
Remote 50% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(374,671)
Remote 50% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(558,449)
Remote 50% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,598)
Remote 50% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(441,317)
Probable (base value) | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,829,959
Probable (base value) | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,489,681
Probable (base value) | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,182,406
Probable (base value) | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34,960
Probable (base value) | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 22,631,659